Mineral Properties (Details Narrative)	0 Months Ended		9 Months Ended	12 Months Ended	0 Months Ended
	Nov. 20, 2013 USD ($)	Dec. 18, 2012 CAD Number	Dec. 31, 2013 USD ($)	Mar. 31, 2013 USD ($)	Nov. 20, 2013 CANADA [Member] CAD	Dec. 18, 2012 Satisfactory Initial Geological Report [Member] USD ($)	Dec. 18, 2012 Initial Work Program [Member] USD ($)	Dec. 18, 2012 Completion of Work Program [Member] USD ($)	Dec. 18, 2012 Ten Hole Drilling Program [Member]
Percentage of ownership interest acquired in mineral properties		100.00%
Number of mineral claims acquired		16
Business acquisition value	$ 3,600	10,000			3,723
Common shares issued for acquisition		1,500,000				150,000	150,000	200,000	1,000,000
Fair value of shares issued in acquisition						15,000	50,000	200,000
Option or retains a smelter royalty, percentage			2.50%	2.50%
Amount of smelter royalty retained by optioner, that can be purchased			$ 1,000,000	$ 1,000,000